Deferred income taxes and tax credit - Schedule of years of expiry for tax losses and tax credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets recognized	$ 0	$ 0
Deferred Tax Assets, Federal and State Research And Development Tax Credits	21,274	26,255
Tax losses not recognized and to be carried forward	818,946	613,206
R&D USA tax credits carried forward	3,782
Unused tax losses expired	$ 19,889	14,735
R&D tax credit carry forward period	20 years
Tax Effect Of Research And Development Tax Credits	$ 366	584	$ 1,655
Tax Effect Of Research And Development Tax Credits, Carryforwards	907,000
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	6,010	546
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	0	19,889
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	31,128	31,128
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	38,441	38,441
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	92,012	92,012
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	121,866	121,866
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	118,943	118,943
Beyond 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses not recognized and to be carried forward	416,556	190,927
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	61	1,059
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	0	2,569
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	0	7,117
Tax Effect Of Research And Development Tax Credits, Carryforwards	352,000
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	5,552	7,026
Tax Effect Of Research And Development Tax Credits, Carryforwards	275,000
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	8,429	8,484
Tax Effect Of Research And Development Tax Credits, Carryforwards	280,000
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, Federal and State Research And Development Tax Credits	$ 7,232	$ 0